Common Stock	12 Months Ended
Dec. 31, 2013
Common Stock and Equity [Abstract]
COMMON STOCK/ EQUITY
8.           COMMON STOCK

As of December 31, 2013, an aggregate of 60,070 common shares were issued for the exercise of warrants for cash proceeds of $176,819. (see Note 7)

During 2013, the Company issued an aggregate of 2,858,811 common shares to officers as compensation. The shares are fully vested. The fair value of the shares was determined to be $25,971,940 and was recognized as stock-based compensation.

The Company 286,000 common shares were issued for loan extensions valued at $1,758,900.

During 2013, the Company issued an aggregate of 173,552 common shares to note holders as additional interest. The fair value of the shares was determined to be $1,067,345 and was recognized as interest expense.

During 2013, the Company issued 360,000 common shares to a third party note holder. These shares were issued in accordance to the default terms of the 2010 and 2011 notes. The fair value of the shares was determined to be $2,214,000 and was recognized as interest expense.

The Company issued an aggregate of 119,300 common shares to certain warrant holders as additional interest. The fair value of the shares was determined to be $733,695 and was recognized as interest expense during the year ending December 31, 2013.

During 2013, the Company issued 15,000 common shares for consulting services. The shares vest immediately. The fair value of the shares was determined to be $92,250 and was recognized as stock based compensation during the nine months ended December30, 2013

The Company issued 46,000 common shares were issued for the conversion of short term debt valued at $282,900.

As of December 31, 2013, the Company issued 1,155,000 common shares sold for cash to a majority shareholder for proceeds of 1,050,000.

As of December 31, 2013, a majority shareholder converted $105,000 of the interest due to him into 115,500 common shares valued at $162,915.

Prior to the closing of the shares exchange agreement, UTCH had 12,000,000 common shares outstanding.  On September 22, 2013, UTCH cancelled 9,000,000 shares of UTCH and sold 5,049,113 common shares to GPEC officers for cash proceeds of $5,149. Effective September 22, 2013, UTCHaffected a 1.2-for-1 forward split of the outstanding common stock of the Company, par value $.0001.  Authorized and issued common stock increased from 8,049,113 to 9,658,936. All references to UTCH common stock have been retroactively restated to reflect the effect of the forward split. Immediately prior to  the closing of the agreement, UTCH had 9,658,936 shares of common stock issued and outstanding.

During 2013, the Company paid common share holders $130,000 for the return of equity investment of $225,000. The Company recorded the cash paid and return of equity as additional interest expense. The common shares will be cancelled when returned. The common shares have not been returned as of December 31, 2013.

During 2013, Global sold 426,000 units at $1.25 unit for $532,500. Each unit consisted of one common share and one warrant. Each warrant is exercisable for a period of five years from the date of issuance, at $2.50 per share.

During 2012, Global sold 43,250 units at $10.00 per unit for $428,500.  Each unit consisted of one common share and one warrant. The warrants are exercisable at $12.00, vest immediately and have a term of 5 years. The relative fair value of the warrants was determined to be $146,231.

During 2012, the Company issued an aggregate of 2,988,500 to officers as compensation of which 2,110,000 have the following vesting terms, 1/4 immediately upon issuance, 1/4 will be released upon one year from the effective date, and 1/4 will be released upon two years, the last 1/4 will be released after three years completion from the effective date. The other 878,500 shares vest immediately. The fair value of the shares was determined to be $9,402,381 and was recognized as stock-based compensation in 2012.

During 2012, 1,282,940 common shares were issued for the exercise of warrants for cash proceeds of $1,515,529. (see note 7)

During 2012, the Company issued an aggregate of 463,397 common shares and 74,400 warrants in exchange for 3,053,958 previously granted warrants (see Note 7).

During 2012, 31,500 common shares were issued for the conversion of debt (see Note 5), 363,500 common shares were issued for loan extensions (see Note 5), 198,000 common shares were issued with debt (see Note 5) and 800,000 common shares were issued with related party debt (see Note 4).

During 2012, the Company issued 4,400,000 common shares to related party for the conversion of note payable (see note 4) and issued 110,000 common shares at $0.91 per share or proceeds of $100,000.